Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	$ 608,695,952
Notes receivable from participants	1,659,616	$ 1,768,795
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	258,771,289
Common collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Fair value	$ 324,904,926
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | 2020 Trust Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	44,497
Fair value	$ 1,087,496
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | New Horizons Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	108,874
Fair value	$ 7,914,071
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2005 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	6,612
Fair value	$ 154,186
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2010 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	26,835
Fair value	$ 670,615
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2015 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	14,446
Fair value	$ 396,107
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2020 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	231,980
Fair value	$ 6,943,168
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2025 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	336,440
Fair value	$ 11,052,038
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2030 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	592,061
Fair value	$ 21,474,059
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2035 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	585,593
Fair value	$ 23,300,727
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2040 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	705,196
Fair value	$ 30,111,882
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2045 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	694,770
Fair value	$ 30,882,537
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2050 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	913,289
Fair value	$ 40,878,822
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2055 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	1,008,196
Fair value	$ 45,177,280
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2060 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	1,000,522
Fair value	$ 28,684,962
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Retirement 2065 Trust F
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	231,706
Fair value	$ 4,154,497
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | Stable Value Fund Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	26,733,578
Fair value	$ 26,733,578
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | U.S. Mid-Cap Growth EQ Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	640,216
Fair value	$ 30,435,869
Investment, Identifier [Axis]: Common collective trust funds | T. Rowe Price | U.S. Small-Cap Value EQ Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	403,944
Fair value	$ 14,853,032
Investment, Identifier [Axis]: LiveRamp Holdings, Inc. | Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	586,715
Fair value	$ 17,231,876
Investment, Identifier [Axis]: Mutual funds | Harbor International Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	74,536
Fair value	$ 4,089,031
Investment, Identifier [Axis]: Mutual funds | MetWest Total Return Bond Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	500,593
Fair value	$ 4,590,434
Investment, Identifier [Axis]: Mutual funds | PIMCO Total Return Instl.
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	914,884
Fair value	$ 8,105,876
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | American Funds Europacific Growth – R6
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	200,157
Fair value	$ 12,125,525
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	629,289
Fair value	$ 17,859,222
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Diamond Hill Large Cap Y
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	436,272
Fair value	$ 14,008,696
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Fidelity Large Cap Growth Index
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	1,372,351
Fair value	$ 63,498,689
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Government Money
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	114,754
Fair value	$ 114,754
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Integrated US Small Cap Growth EQ
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	128,476
Fair value	$ 5,736,437
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | JP Morgan Large Cap Growth Fund, R6
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	549,649
Fair value	$ 47,511,679
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | JP Morgan Mid Cap Value Instl.
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	208,972
Fair value	$ 6,668,301
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price | Schwab S&P 500 Index Select
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	4,245,305
Fair value	$ 74,462,645
Investment, Identifier [Axis]: Participant Directed Brokerage Accounts | Tradelink Investments
EBP, Schedule of Asset Held for Investment [Line Items]
Shares (in shares)	6,128,245
Fair value	$ 6,128,245
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%